Deferred Underwriting Compensation	12 Months Ended
Dec. 31, 2019
Deferred Underwriting Compensation [Abstract]
Deferred Underwriting Compensation
5.	Deferred Underwriting Compensation
The Company paid a deferred underwriting discount totaling $14,000,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriter on Februar
y 10, 2020
upon the Company’s consummation of the PAE Business Combination. The underwriter was not entitled to any interest accrued on the Deferred Discount.